PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Schedule of condensed balance sheets

	As of December 31,
	2020	2021
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	180,001	3,078,291	483,051
Amount due from a shareholder	22,335	12,975	2,036
Amounts due from subsidiaries	13,082,149	15,657,977	2,457,078
Other current assets	10,889	3,951	619
Total current assets	13,295,374	18,753,194	2,942,784

Non-current assets:
Investments in subsidiaries and VIE	(4,824,019)	(7,495,627)	(1,176,227)
Total non-current assets	(4,824,019)	(7,495,627)	(1,176,227)

Total assets	8,471,355	11,257,567	1,766,557

LIABILITIES AND SHAREHOLDERS’ DEFICITS
Current liabilities:
Amounts due to subsidiaries	111,539	1,410,584	221,351
Other payables	106,921	419,533	65,834
Total current liabilities	218,460	1,830,117	287,185

Other non-current liabilities	197,091	—	—
Convertible notes	3,001,500	2,931,396	460,000
Payable for SEC settlement	1,174,500	—	—
Payable for equity litigants settlement	1,223,438	1,350,257	211,885
Total non-current liabilities	5,596,529	4,281,653	671,885

Total liabilities	5,814,989	6,111,770	959,070

	As of December 31,
	2020	2021
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY
Mezzanine equity:
Convertible senior preferred shares (US$0.000002 par value; nil and 307,692,307 shares authorized as of December 31, 2020 and 2021, respectively; nil and 295,384,615 issued and outstanding as of December 31, 2020 and 2021, respectively)	—	1,514,660	237,683
Total Mezzanine equity	—	1,514,660	237,683

Shareholders’ equity:
Class A ordinary shares (US$0.000002 par value; 20,000,000,000 and 19,692,307,693 shares authorized as of December 31, 2020 and 2021, respectively, 1,880,396,244 and 1,950,457,380 issued and outstanding as of December 31, 2020 and 2021, respectively)	20	21	3
Class B ordinary shares (US$0.000002 par value; 5,000,000,000 and 5,000,000,000 shares authorized as of December 31, 2020 and 2021, respectively; 144,778,552 and 144,778,552 issued and outstanding as of December 31, 2020 and 2021, respectively)	2	2	—
Additional paid-in capital	14,745,172	15,040,609	2,360,200
Accumulated deficit	(12,452,882)	(11,768,626)	(1,846,754)
Accumulated other comprehensive income	364,054	359,131	56,355
Total shareholders’ equity	2,656,366	3,631,137	569,804

Total liabilities and shareholders’ equity	8,471,355	11,257,567	1,766,557

Schedule of condensed statements of comprehensive loss

	For the year ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Operating(loss)/income
Sales and marketing expenses	—	—	188	30
General and administrative expenses	(25,773)	(109,119)	(85,755)	(13,457)
Losses and expenses related to Fabricated Transactions and restructuring	—	(332,814)	(246,410)	(38,667)
Foreign exchange loss	(29)	—	(138)	(22)
Change in the fair value of warrant liability	(8,322)	—	—	—
Share of (losses)/income from subsidiaries and VIE	(3,164,198)	(2,661,076)	67,203	10,546
Interest income	43,606	21,910	296	46
Other (expense)/income	(3,635)	2,445	(4,784)	(751)
Interest and financing expenses	(82)	(107,258)	(35,490)	(5,569)
Provision for SEC settlement	—	(1,177,074)	1,146,474	179,907
Provision for equity litigants settlement	—	(1,226,119)	(155,314)	(24,372)
Net (loss)/income before income taxes	(3,158,433)	(5,589,105)	686,270	107,691
Income tax expense	—	—	—	—
Net (loss)/income	(3,158,433)	(5,589,105)	686,270	107,691
Accretion to redemption value of convertible redeemable preferred shares	(552,036)	—	—	—
Deemed distribution to a certain holder of Series B Preferred Shares	(2,127)	—	—	—
Net (loss)/income attributable to the Company’s ordinary shareholders and angel shareholders	(3,712,596)	(5,589,105)	686,270	107,691

Net (loss)/income	(3,712,596)	(5,589,105)	686,270	107,691
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation difference, net of tax of nil	79,433	286,697	(4,923)	(773)
Total Comprehensive (loss)/income	(3,633,163)	(5,302,408)	681,347	106,918

Schedule of condensed statements of cash flows

	For the year ended
	December 31,
	2019	2020	2021
		RMB	RMB	US$
Net cash provided by operating activities	17,722	130,504	1,281,735	201,133
Net cash (used in)/provided by investing activities	(5,419,820)	(6,802,055)	170,329	26,728
Net cash provided by financing activities	5,604,614	5,806,861	1,446,226	226,944
Net increase/(decrease) in cash and cash equivalents	202,516	(864,690)	2,898,290	454,805
Cash and cash equivalents at beginning of the years	842,175	1,044,691	180,001	28,246
Cash and cash equivalents at end of the years	1,044,691	180,001	3,078,291	483,051